UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund –
.
PAEIX Overseas Stock Fund–
.
Advisor  Class
TROIX Overseas Stock Fund–
.
I  Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Overseas Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Overseas Stock Fund

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Overseas Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/22 4/30/23
Financials 20.7% 20.4%
Health Care 13.2 13.0
Industrials and Business
Services 11.2 12.5
Consumer Discretionary 9.9 11.1
Information Technology 11.2 11.0
Consumer Staples 9.3 9.9
Materials 7.7 7.5
Communication Services 5.2 4.4
Energy 4.6 3.4
Utilities 2.2 2.4
Real Estate 1.6 1.4
Other and Reserves 3.2 3.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Overseas Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/23
Nestle, Switzerland 3.1%
Siemens, Germany 2.4
Nippon Telegraph & Telephone, Japan 1.8
Sanofi, France 1.8
Taiwan Semiconductor Manufacturing, Taiwan 1.7
Unilever, United Kingdom 1.7
Roche Holding, Switzerland 1.7
AXA, France 1.6
ASML Holding, Netherlands 1.6
Novartis, Switzerland 1.6
Munich Re, Germany 1.5
AstraZeneca, United Kingdom 1.5
TotalEnergies, France 1.5
Equinor, Norway 1.1
Engie, France 1.1
IGO, Australia 1.1
SAP, Germany 1.1
ING Groep, Netherlands 1.1
Samsung Electronics, South Korea 1.1
Broadcom, United States 1.0
L'Oreal, France 1.0
Astellas Pharma, Japan 1.0
ABB, Switzerland 1.0
Toyota Motor, Japan 1.0
DNB Bank, Norway 0.9
Total 36.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Overseas Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Overseas Stock Fund

OVERSEAS STOCK FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,205.50 $4.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.93   3.91
Advisor Class
Actual   1,000.00   1,202.60   5.79
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.54   5.31
I Class
Actual   1,000.00   1,206.10   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.47   3.36
Z Class
Actual   1,000.00   1,209.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 1.06%, the
3
I Class was 0.67%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.21 $ 13.46 $ 10.07 $ 10.87 $ 10.16 $ 11.34
Investment activities
Net investment
income
(1)(2)
0.15 0.27 0.24 0.16 0.26 0.26
Net realized and
unrealized gain/loss 1.93 (3.27) 3.32 (0.72) 0.76 (1.23)
Total from
investment activities 2.08 (3.00) 3.56 (0.56) 1.02 (0.97)
Distributions
Net investment
income (0.25) (0.25) (0.17) (0.24) (0.21) (0.21)
Net realized gain (0.01) — — — (0.10) —
Total distributions (0.26) (0.25) (0.17) (0.24) (0.31) (0.21)
NET ASSET VALUE
End of period $ 12.03 $ 10.21 $ 13.46 $ 10.07 $ 10.87 $ 10.16

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
20.55% (22.69)% 35.58% (5.37)% 10.52% (8.73)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.78%
(4)
0.80% 0.77% 0.80% 0.81% 0.81%
Net expenses after
waivers/payments
by Price Associates 0.78%
(4)
0.80% 0.77% 0.80% 0.81% 0.81%
Net investment
income 2.64%
(4)
2.26% 1.90% 1.57% 2.53% 2.30%
Portfolio turnover rate 3.7% 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of
period (in millions) $5,244 $4,556 $6,693 $4,171 $10,787 $9,931
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.24 $ 13.28 $ 9.94 $ 10.74 $ 10.05 $ 11.24
Investment activities
Net investment
income
(1)(2)
0.13 0.16 0.16 0.15 0.20 0.24
Net realized and
unrealized gain/loss 1.93 (3.20) 3.31 (0.72) 0.78 (1.23)
Total from
investment activities 2.06 (3.04) 3.47 (0.57) 0.98 (0.99)
Distributions
Net investment
income (0.22) — (0.13) (0.23) (0.19) (0.20)
Net realized gain (0.01) — — — (0.10) —
Total distributions (0.23) — (0.13) (0.23) (0.29) (0.20)
NET ASSET VALUE
End of period $ 12.07 $ 10.24 $ 13.28 $ 9.94 $ 10.74 $ 10.05

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
20.26% (22.89)% 35.08% (5.52)% 10.20% (8.99)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1.06%
(4)
1.04% 1.05% 1.07% 1.08% 1.10%
Net expenses after
waivers/payments
by Price Associates 1.06%
(4)
1.04% 1.05% 1.07% 1.08% 1.10%
Net investment
income 2.35%
(4)
1.57% 1.24% 1.48% 1.95% 2.19%
Portfolio turnover rate 3.7% 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of
period (in thousands) $471,017 $412,647 $11,204 $53,263 $48,040 $4,499
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.22 $ 13.45 $ 10.08 $ 10.86 $ 10.15 $ 11.32
Investment activities
Net investment
income
(1)(2)
0.16 0.29 0.26 0.17 0.28 0.29
Net realized and
unrealized gain/loss 1.93 (3.27) 3.31 (0.71) 0.75 (1.24)
Total from
investment activities 2.09 (2.98) 3.57 (0.54) 1.03 (0.95)
Distributions
Net investment
income (0.27) (0.25) (0.20) (0.24) (0.22) (0.22)
Net realized gain (0.01) — — — (0.10) —
Total distributions (0.28) (0.25) (0.20) (0.24) (0.32) (0.22)
NET ASSET VALUE
End of period $ 12.03 $ 10.22 $ 13.45 $ 10.08 $ 10.86 $ 10.15

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
20.61% (22.55)% 35.69% (5.18)% 10.65% (8.58)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.67%
(4)
0.67% 0.66% 0.66% 0.66% 0.66%
Net expenses after
waivers/payments
by Price Associates 0.67%
(4)
0.67% 0.66% 0.66% 0.66% 0.66%
Net investment
income 2.80%
(4)
2.48% 2.00% 1.70% 2.72% 2.56%
Portfolio turnover rate 3.7% 5.0% 12.6% 13.4% 18.2% 14.4%
Net assets, end of
period (in millions) $5,442 $4,162 $5,047 $3,359 $6,443 $5,755
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 10.31 $ 13.55 $ 10.12 $ 7.56
Investment activities
Net investment income
(2)(3)
0.19 0.37 0.34 0.17
Net realized and unrealized gain/loss 1.94 (3.28) 3.33 2.39
(4)
Total from investment activities 2.13 (2.91) 3.67 2.56
Distributions
Net investment income (0.35) (0.33) (0.24) —
Net realized gain (0.01) — — —
Total distributions (0.36) (0.33) (0.24) —
NET ASSET VALUE
End of period $ 12.08 $ 10.31 $ 13.55 $ 10.12

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
20.94% (21.99)% 36.60% 33.86%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.66%
(6)
0.66% 0.65% 0.66%
(6)
Net expenses after waivers/payments by Price
Associates 0.00%
(6)
0.00% 0.00% 0.00%
(6)
Net investment income 3.41%
(6)
3.09% 2.66% 2.73%
(6)
Portfolio turnover rate 3.7% 5.0% 12.6% 13.4%
Net assets, end of period (in millions) $10,586 $9,029 $11,078 $9,009
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Overseas Stock Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.7%
Common Stocks 4.7%
ANZ Group Holdings  5,631,632 91,448
BHP Group  1,869,254 55,475
BHP Group (GBP)  4,882,902 143,750
Challenger  9,347,258 37,614
IGO  26,387,389 242,998
Macquarie Group  861,480 105,094
Rio Tinto  616,389 46,232
Scentre Group  47,225,614 90,630
South32  30,006,149 84,820
Worley  11,580,226 116,352
Total Australia (Cost
$817,602
)
1,014,413
AUSTRIA 0.3%
Common Stocks 0.3%
Erste Group Bank  1,620,318 58,914
Total Austria (Cost
$44,582
)
58,914
BELGIUM 0.5%
Common Stocks 0.5%
Umicore  3,039,696 99,780
Total Belgium (Cost
$95,764
)
99,780
BRAZIL 0.2%
Common Stocks 0.2%
XP, Class A (USD)  (1)(2) 2,388,607 34,133
Total Brazil (Cost
$74,793
)
34,133
CANADA 4.0%
Common Stocks 4.0%
Brookfield  2,370,100 76,901
Definity Financial  1,206,021 32,713
Element Fleet Management  12,218,543 159,806
Magna International (USD)  2,573,483 134,233
Manulife Financial  4,034,000 79,647
National Bank of Canada  2,709,285 202,029

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial  3,572,605 175,248
Total Canada (Cost
$656,812
)
860,577
CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)  6,574,604 120,927
Total Chile (Cost
$79,629
)
120,927
CHINA 1.2%
Common Stocks 1.2%
Alibaba Group Holding, ADR (USD)  (1) 244,538 20,710
Beijing Enterprises Holdings (HKD)  11,095,500 46,046
PICC Property & Casualty, Class H (HKD)  90,644,000 109,630
Ping An Insurance Group, Class H (HKD)  7,017,500 51,196
Tencent Holdings (HKD)  916,300 40,699
Total China (Cost
$231,025
)
268,281
DENMARK 0.3%
Common Stocks 0.3%
Genmab  (1) 152,968 62,864
Total Denmark (Cost
$48,470
)
62,864
FINLAND 1.3%
Common Stocks 1.3%
Sampo, Class A  3,695,334 187,408
Stora Enso, Class R  8,118,468 102,998
Total Finland (Cost
$236,812
)
290,406
FRANCE 11.5%
Common Stocks 11.5%
Air Liquide  1,037,915 186,711
AXA  (2) 10,447,227 340,999
BNP Paribas  2,171,086 140,281
Engie  15,209,268 243,414
EssilorLuxottica  705,124 139,600
Kering  213,126 136,479
L'Oreal  452,942 216,469
Legrand  1,691,139 160,073

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Safran  860,988 133,901
Sanofi  (2) 3,555,134 383,131
Teleperformance  508,059 101,538
TotalEnergies  4,946,880 316,105
Total France (Cost
$1,916,910
)
2,498,701
GERMANY 9.7%
Common Stocks 9.1%
BASF  1,928,995 99,776
Bayer  3,103,370 204,811
Covestro  (1) 2,022,650 88,734
Evotec  (1) 2,303,397 42,305
Fresenius  3,379,339 97,913
KION Group  1,864,969 77,345
Munich Re  862,251 324,058
SAP  1,763,966 238,693
Siemens  3,175,145 523,366
Siemens Healthineers  3,008,307 187,495
Stroeer  81,604 4,475
Zalando  (1) 2,017,675 82,986
1,971,957
Preferred Stocks 0.6%
Dr. Ing. h.c. F. Porsche  (1) 1,089,188 136,387
136,387
Total Germany (Cost
$2,047,338
)
2,108,344
HONG KONG 0.7%
Common Stocks 0.7%
AIA Group  7,730,400 84,161
Samsonite International  (1) 21,472,500 68,043
Total Hong Kong (Cost
$106,109
)
152,204
INDIA 0.5%
Common Stocks 0.5%
Housing Development Finance  3,235,319 110,011
Total India (Cost
$82,283
)
110,011

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,555,577 96,783
Total Ireland (Cost
$93,859
)
96,783
ITALY 1.7%
Common Stocks 1.7%
Intesa Sanpaolo  18,662,971 49,072
Moncler  2,108,361 156,401
Prysmian  4,143,069 169,558
Total Italy (Cost
$227,413
)
375,031
JAPAN 19.2%
Common Stocks 19.2%
Asahi Kasei  10,938,700 77,262
Astellas Pharma  14,334,700 215,946
Central Japan Railway  607,100 75,158
CyberAgent  8,997,800 78,520
Denso  2,227,100 134,436
Electric Power Development  4,245,000 67,876
Hamamatsu Photonics  2,025,800 107,395
Honda Motor  1,729,300 45,866
Kirin Holdings  4,330,800 70,355
Mitsubishi  3,128,600 115,996
Mitsubishi Electric  13,965,400 173,155
Mitsubishi HC Capital  10,437,600 54,179
Mitsubishi UFJ Financial Group  22,298,200 139,576
Mitsui Fudosan  7,888,500 156,682
Murata Manufacturing  2,151,700 122,079
Nippon Telegraph & Telephone  12,818,800 391,153
NTT Data  11,749,100 159,590
Omron  1,173,900 68,860
Otsuka Holdings  2,685,400 91,359
Panasonic  11,279,800 106,242
Recruit Holdings  3,608,100 101,220
Renesas Electronics  (1) 5,508,000 71,783
Seven & i Holdings  4,424,300 200,498
SMC  100,600 50,174
Sony Group  2,257,500 204,245
Stanley Electric  2,908,200 65,603

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo  6,834,400 122,492
Sumitomo Mitsui Trust Holdings  1,997,267 71,997
Suzuki Motor  2,487,100 86,721
TechnoPro Holdings  4,126,100 112,575
THK  2,163,600 48,540
Tokio Marine Holdings  8,050,200 161,866
Tokyo Electron  1,029,600 117,895
Tosoh  1,009,500 13,487
Toyota Motor  15,151,800 208,035
Welcia Holdings  1,922,600 40,254
Z Holdings  21,092,600 57,778
Total Japan (Cost
$3,644,489
)
4,186,848
NETHERLANDS 4.7%
Common Stocks 4.7%
Adyen  (1) 30,865 49,595
Akzo Nobel  (2) 1,528,958 126,840
ASML Holding  537,166 340,892
Heineken  (2) 1,324,480 152,084
ING Groep  18,993,671 235,565
Koninklijke Philips  (2) 5,438,660 114,821
Total Netherlands (Cost
$822,195
)
1,019,797
NORWAY 2.6%
Common Stocks 2.6%
DNB Bank  (2) 11,674,637 205,358
Equinor  (2) 8,500,476 244,737
Storebrand  (2) 14,439,347 111,407
Total Norway (Cost
$458,586
)
561,502
SINGAPORE 1.9%
Common Stocks 1.9%
DBS Group Holdings  3,893,000 96,196
United Overseas Bank  7,983,000 169,543
Wilmar International  48,366,900 142,862
Total Singapore (Cost
$342,379
)
408,601
SOUTH KOREA 1.6%
Common Stocks 1.6%
KT  3,306,892 74,216

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NAVER  361,981 52,442
Samsung Electronics  4,701,267 231,321
Total South Korea (Cost
$260,174
)
357,979
SPAIN 0.5%
Common Stocks 0.5%
Amadeus IT Group, Class A  (1) 1,554,880 109,285
Total Spain (Cost
$80,599
)
109,285
SWEDEN 2.0%
Common Stocks 2.0%
Autoliv, SDR  1,136,279 97,313
Elekta, Class B  (2) 10,182,684 85,618
Svenska Handelsbanken, Class A  13,688,723 121,005
Telefonaktiebolaget LM Ericsson, Class B  (2) 24,020,036 132,247
Total Sweden (Cost
$558,667
)
436,183
SWITZERLAND 9.7%
Common Stocks 9.7%
ABB  5,968,656 215,311
Alcon  1,162,972 84,684
Barry Callebaut  46,593 99,480
Julius Baer Group  1,905,118 136,514
Nestle  5,234,130 671,484
Novartis  3,321,283 339,747
Roche Holding  1,146,225 358,929
Zurich Insurance Group  420,485 203,915
Total Switzerland (Cost
$1,545,593
)
2,110,064
TAIWAN 1.9%
Common Stocks 1.9%
Largan Precision  519,000 34,079
Taiwan Semiconductor Manufacturing  22,644,089 370,810
Total Taiwan (Cost
$172,032
)
404,889
UNITED KINGDOM 13.6%
Common Stocks 13.6%
Amcor, CDI (AUD)  4,182,832 45,731

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Ashtead Group  2,158,272 124,438
ASOS  (1)(2) 2,811,334 26,164
AstraZeneca, ADR (USD)  4,399,400 322,124
Bridgepoint Group  18,201,764 55,284
Bunzl  2,199,730 87,565
Compass Group  7,710,932 203,422
Diageo  4,220,829 192,538
Dowlais Group  (1) 22,843,941 38,068
Dr. Martens  12,664,272 26,404
Great Portland Estates  9,423,320 63,209
GSK, ADR (USD)  (2) 2,634,404 94,918
Johnson Matthey  3,964,345 97,934
Kingfisher  46,706,955 151,382
Lloyds Banking Group  174,222,807 105,844
Melrose Industries  22,843,941 117,671
National Grid  10,784,894 154,633
Next  1,346,268 114,226
Persimmon  4,303,840 71,227
Shell, ADR (USD)  (2) 2,710,237 167,980
Standard Chartered  8,031,640 63,636
Unilever  6,536,967 363,992
Vodafone Group, ADR (USD)  (2) 8,812,604 105,311
WPP  13,346,128 155,541
Total United Kingdom (Cost
$3,114,412
)
2,949,242
UNITED STATES 1.8%
Common Stocks 1.8%
Broadcom  (2) 351,352 220,122
NXP Semiconductors  1,043,316 170,833
Total United States (Cost
$114,963
)
390,955
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.83%  (3)(4) 465,921,933 465,922
Total Short-Term Investments (Cost $465,922) 465,922

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.83%  (3)(4) 536,700,335 536,700
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 536,700
Total Securities Lending Collateral (Cost $536,700) 536,700
Total Investments in Securities
101.6% of Net Assets
(Cost $18,876,112) $ 22,089,336
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at April 30, 2023.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ — $ — $ 10,279++
Totals $ —# $ — $ 10,279+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ 627,586  ¤   ¤ $ 1,002,622
Total $ 1,002,622^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $10,279 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,002,622.

T. ROWE PRICE Overseas Stock Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,876,112) $ 22,089,336
Dividends receivable 104,425
Foreign currency (cost $29,067) 28,964
Receivable for shares sold 19,473
Due from affiliates 5,628
Receivable for investment securities sold 4,526
Cash 1
Other assets 85,933
Total assets 22,338,286
Liabilities
Obligation to return securities lending collateral 536,905
Payable for investment securities purchased 26,006
Payable for shares redeemed 18,120
Investment management fees payable 11,243
Payable to directors 6
Other liabilities 1,878
Total liabilities 594,158
NET ASSETS $ 21,744,128

T. ROWE PRICE Overseas Stock Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,484,155
Paid-in capital applicable to 1,804,276,256 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 19,259,973
NET ASSETS $ 21,744,128
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,244,496; Shares outstanding: 436,035,055) $ 12.03
Advisor Class
(Net assets: $471,017; Shares outstanding: 39,019,252) $ 12.07
I Class
(Net assets: $5,442,334; Shares outstanding: 452,564,096) $ 12.03
Z Class
(Net assets: $10,586,281; Shares outstanding:
876,657,853) $ 12.08

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $29,376) $ 348,270
Securities lending 3,227
Other 9
Total income 351,506
Expenses
Investment management 65,242
Shareholder servicing
Investor Class $ 2,816
Advisor Class 347
I Class 166 3,329
Rule 12b-1 fees
Advisor Class 566
Prospectus and shareholder reports
Investor Class 215
I Class 133
Z Class 1 349
Custody and accounting 1,542
Registration 130
Legal and audit 42
Directors 32
Miscellaneous 312
Waived / paid by Price Associates (32,990)
Total expenses 38,554
Net investment income 312,952

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (63,741)
Foreign currency transactions 2,924
Net realized loss (60,817)
Change in net unrealized gain / loss
Securities 3,487,956
Other assets and liabilities denominated in foreign currencies 6,717
Change in net unrealized gain / loss 3,494,673
Net realized and unrealized gain / loss 3,433,856
INCREASE IN NET ASSETS FROM OPERATIONS
$ 3,746,808

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 312,952 $ 554,253
Net realized gain (loss) (60,817) 692
Change in net unrealized gain / loss 3,494,673 (5,687,575)
Increase (decrease) in net assets from operations 3,746,808 (5,132,630)
Distributions to shareholders
Net earnings
Investor Class (114,477) (125,375)
Advisor Class (9,180) –
I Class (117,436) (94,280)
Z Class (317,850) (269,160)
Decrease in net assets from distributions (558,943) (488,815)
Capital share transactions
*
Shares sold
Investor Class 392,695 1,273,570
Advisor Class 13,358 499,767
I Class 1,163,956 1,832,402
Z Class 312,011 1,644,110
Distributions reinvested
Investor Class 112,385 122,699
Advisor Class 9,179 –
I Class 101,855 79,409
Z Class 317,850 269,160
Shares redeemed
Investor Class (620,554) (1,966,010)
Advisor Class (37,416) (76,242)
I Class (741,670) (1,469,744)
Z Class (627,607) (1,256,818)
Increase in net assets from capital share
transactions 396,042 952,303

T. ROWE PRICE Overseas Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Increase (decrease) during period 3,583,907 (4,669,142)
Beginning of period 18,160,221 22,829,363
End of period $ 21,744,128 $ 18,160,221
*Share information (000s)
Shares sold
Investor Class 34,365 107,378
Advisor Class 1,181 47,087
I Class 101,564 154,071
Z Class 27,159 141,441
Distributions reinvested
Investor Class 9,937 9,424
Advisor Class 808 –
I Class 9,014 6,104
Z Class 28,078 20,641
Shares redeemed
Investor Class (54,353) (168,039)
Advisor Class (3,280) (7,621)
I Class (65,243) (128,141)
Z Class (54,736) (103,336)
Increase in shares outstanding 34,494 79,009

T. ROWE PRICE Overseas Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares:
the Overseas Stock Fund (Investor Class), the Overseas Stock Fund–Advisor Class
(Advisor Class), the Overseas Stock Fund–I Class (I Class) and the Overseas
Stock Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to
November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Overseas Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended April 30, 2023, the fund realized
$38,504,000 of net gain on $114,743,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open

T. ROWE PRICE Overseas Stock Fund

for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Overseas Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

T. ROWE PRICE Overseas Stock Fund

and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,270,364 $ 19,679,963 $ — $ 20,950,327
Preferred Stocks — 136,387 — 136,387
Short-Term Investments 465,922 — — 465,922
Securities Lending Collateral 536,700 — — 536,700
Total $ 2,272,986 $ 19,816,350 $ — $ 22,089,336

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2023, the value of loaned securities was
$518,360,000; the value of cash collateral and related investments was $536,905,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $821,538,000 and $744,726,000, respectively, for the six months ended
April 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Overseas Stock Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $783,175,000 of available capital loss carryforwards.
At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $18,899,656,000. Net unrealized gain aggregated
$3,186,784,000 at period-end, of which $4,794,247,000 related to appreciated investments and $1,607,463,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%. Effective May 1, 2021, Price Associates has contractually agreed, at least through February 29, 2024, to waive a portion of

T. ROWE PRICE Overseas Stock Fund

its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the six months ended April 30, 2023.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Overseas Stock Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
At April 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended April 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for Price Associates; $124,000 for T. Rowe Price Services, Inc.; and
$44,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan.
Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2023, the fund was charged $110,000 for shareholder servicing costs related to the college savings plans, of which $29,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At April 30, 2023, approximately 9%
of the outstanding shares of the I Class were held by college savings plans.
I Class Z Class
Expense limitation/I Class Limit 0.05% 0.00%
Expense limitation date 02/29/24 N/A
(Waived)/repaid during the period ($000s) $— $(32,990)

T. ROWE PRICE Overseas Stock Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At April 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
4,294,936 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2023, this reimbursement amounted to $21,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE Overseas Stock Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Overseas Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Overseas Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Overseas Stock Fund

various periods through December 31, 2022.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Overseas Stock Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z
Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Overseas Stock Fund

quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Advisor Class Expense Group)
and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F165-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023